Trade Accounts Receivable (Tables)	6 Months Ended
Jul. 31, 2023
Trade Accounts Receivable
Schedule of trade accounts receivable

	July 31,	January 31,
	2023	2023
Trade accounts receivable	57,459	46,718
Less: Provision for credit losses	(1,223)	(1,545)
	56,236	45,173

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2023	1,545
Current period provision for expected losses	593
Write-offs charged against the provision	(921)
Effect of movements in foreign exchange	6
Balance at July 31, 2023	1,223